SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from External Customer [Line Items]
Revenues	$ 17,584,454	$ 27,095,197	$ 24,320,121
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	8,302,299	11,433,159	14,331,492
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Revenues	7,404,407	13,492,076	7,801,070
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Revenues	1,806,369	1,761,341	1,340,686
Product [Member]
Revenue from External Customer [Line Items]
Revenues	17,513,075	26,686,576	23,473,248
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Revenues		342,561	817,145
Service, Other [Member]
Revenue from External Customer [Line Items]
Revenues	71,379	66,060	29,728
Service [Member]
Revenue from External Customer [Line Items]
Revenues	$ 71,379	$ 408,621	$ 846,873